Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended	12 Months Ended
	Sep. 12, 2017	Jun. 30, 2014	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
C000001420
Account Value [Line Items]
Line Graph and Table Measure Name		Crawford Large Cap Dividend Fund - Class C
Account Value		$ 10,000	$ 19,039	$ 17,624	$ 16,144	$ 17,601	$ 13,200	$ 13,476	$ 11,977	$ 11,077	$ 10,018	$ 9,607
C000001421
Account Value [Line Items]
Line Graph and Table Measure Name		Crawford Large Cap Dividend Fund - Class I
Account Value		$ 10,000	$ 21,042	19,275	17,477	18,865	14,007	14,151	12,449	11,404	10,219	9,696
C000193208
Account Value [Line Items]
Line Graph and Table Measure Name			Crawford Multi-Asset Income Fund
Account Value	$ 10,000		$ 13,464	12,276	11,955	12,034	9,371	10,805	10,180
C000118268
Account Value [Line Items]
Line Graph and Table Measure Name		Crawford Small Cap Dividend Fund - Class I
Account Value		$ 10,000	20,788	19,266	17,709	19,707	13,549	15,500	15,318	13,324	10,925	10,810
Russell 3000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value		$ 10,000	31,475	25,563	21,490	24,950	17,306	16,246	14,907	12,987	10,959	10,729
Russell 3000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value		$ 10,000	31,475	25,563	21,490	24,950	17,306	16,246	14,907	12,987	10,959	10,729
Russell 3000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value	$ 10,000		23,493	19,080	16,040	18,622	12,917	12,126	11,126
Russell 3000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value		$ 10,000	31,475	25,563	21,490	24,950	17,306	16,246	14,907	12,987	10,959	10,729
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value		$ 10,000	22,057	19,510	17,491	18,771	13,064	14,331	13,213	12,375	10,711	10,413
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value		$ 10,000	22,057	19,510	17,491	18,771	13,064	14,331	13,213	12,375	10,711	10,413
NASDAQ US Multi-Asset Diversified Income Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	NASDAQ US Multi-Asset Diversified Income Total Return Index
Account Value	$ 10,000		12,954	11,164	10,824	11,376	8,649	10,935	10,131
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value		$ 10,000	19,677	17,879	15,920	21,283	13,135	14,067	14,549	12,375	9,932	10,649
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value		$ 10,000	$ 18,294	$ 16,497	$ 15,562	$ 18,588	$ 10,727	$ 12,999	$ 13,863	$ 12,258	$ 9,817	$ 10,078